UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2014 (Unaudited)

DWS LifeCompass Retirement Fund
	Shares	Value ($)
Equity - Equity Funds 40.7%
DWS Capital Growth Fund "Institutional" (a)	10,429	793,341
DWS Core Equity Fund "Institutional" (a)	316,655	7,574,381
DWS EAFE Equity Index Fund "Institutional" (a)	135,103	2,044,101
DWS Emerging Markets Equity Fund "Institutional" (a)	57,549	953,585
DWS Equity 500 Index Fund "Institutional" (a)	33,759	7,364,464
DWS Global Equity Fund "Institutional" (a)	83,886	697,095
DWS Global Growth Fund "Institutional" (a)	18,057	538,460
DWS Global Small Cap Fund "Institutional" (a)	32,705	1,507,395
DWS Latin America Equity Fund "S" (a)	1,655	48,018
DWS RREEF Global Infrastructure Fund "Institutional" (a)	26,678	398,302
DWS RREEF Real Estate Securities Fund "Institutional" (a)	17,821	405,241
DWS Small Cap Core Fund "S" (a)	83,264	2,216,498
DWS Small Cap Growth Fund "S" (a)	9,180	289,529
DWS Small Cap Value Fund "Institutional" (a)	3,727	104,127
DWS World Dividend Fund "Institutional" (a)	10,587	325,127

Total Equity - Equity Funds (Cost $19,299,686)		25,259,664
Equity - Exchange-Traded Funds 6.2%
db X-Trackers MSCI Europe Hedged Equity Fund (b)	9,700	270,339
SPDR Barclays Convertible Securities Fund	73,038	3,612,459

Total Equity – Exchange-Traded Funds (Cost $3,465,613)		3,882,798

Fixed Income - Bond Funds 51.1%
DWS Core Fixed Income Fund "Institutional" (a)	739,834	7,353,948
DWS Core Plus Income Fund "Institutional" (a)	114,666	1,263,617
DWS Enhanced Commodity Strategy Fund "Institutional"* (a)	61,762	987,572
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	184,129	1,997,802
DWS Enhanced Global Bond Fund "S" (a)	188,453	1,863,798
DWS Floating Rate Fund "Institutional" (a)	185,009	1,744,639
DWS Global Inflation Fund "Institutional" (a)	272,561	2,804,658
DWS High Income Fund "Institutional" (a)	115,147	583,793
DWS Short Duration Fund "S" (a)	640,840	5,895,725
DWS U.S. Bond Index Fund "Institutional" (a)	712,839	7,256,701

Total Fixed Income - Bond Funds (Cost $31,785,823)		31,752,253
Market Neutral Fund 1.2%
DWS Diversified Market Neutral Fund "Institutional" (a) (Cost $824,293)	88,235	769,407
Fixed Income - Money Market Fund 0.9%
Central Cash Management Fund, 0.05% (a) (c) (Cost $548,838)	548,838	548,838

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $55,924,253) †	100.1	62,212,960
Other Assets and Liabilities, Net	(0.1)	(83,885)

Net Assets	100.0	62,129,075

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $56,414,577.  At May 31, 2014, net unrealized appreciation for all securities based on tax cost was $5,798,383.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,724,177 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $925,794.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.
(c)	The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt
A summary of the Fund’s transactions with affiliated funds during the period ended May 31, 2014 is as follows:

Affiliate	Value ($) at 8/31/2013	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions	Value ($) at 5/31/2014
db X-Trackers MSCI Europe Hedged Equity Fund	—	441,314	172,365	(1,999)	—	—	270,339
db X-Trackers MSCI Japan Hedged Equity Fund	—	303,808	301,092	(2,715)	—	—	—
DWS Capital Growth Fund	1,373,306	82,984	796,297	158,390	—	—	793,341
DWS Core Equity Fund	5,206,345	2,996,339	1,298,032	(6,813)	—	—	7,574,381
DWS Core Fixed Income Fund	16,198,603	248,388	9,391,525	(830,512)	14,756	—	7,353,948
DWS Core Plus Income Fund	—	1,260,168	—	—	3,168	—	1,263,617
DWS Diversified Market Neutral Fund	746,294	184,005	86,366	(3,940)	—	—	769,407
DWS EAFE Equity Index Fund	4,001,232	471,897	2,886,400	300,548	—	—	2,044,101
DWS Emerging Markets Equity Fund	1,114,914	483,482	728,000	(57,156)	—	—	953,585
DWS Enhanced Commodity Strategy Fund	766,633	611,100	397,100	(133,312)	—	—	987,572
DWS Enhanced Emerging Markets Fixed Income Fund	—	1,947,089	40,200	(93)	—	—	1,997,802
DWS Enhanced Global Bond Fund	1,893,718	145,512	234,700	(9,271)	7,601	—	1,863,798
DWS Equity 500 Index Fund	9,555,418	116,928	3,729,519	746,993	—	—	7,364,464
DWS Floating Rate Fund	760,975	1,419,890	432,904	740	5,882	—	1,744,639
DWS Global Equity Fund	601,261	160,876	147,300	4,727	—	—	697,095
DWS Global Growth Fund	—	1,093,893	597,347	16,417	—	—	538,460
DWS Global High Income Fund	763,277	72,514	790,080	27,017	—	—	—
DWS Global Inflation Fund	3,743,563	2,915,414	3,930,200	(325,921)	8,586	—	2,804,658
DWS Global Small Cap Fund	—	1,789,746	251,200	(14,003)	—	—	1,507,395
DWS High Income Fund	1,918,113	8,138	1,459,677	63,553	2,899	—	583,793
DWS International Fund	671,161	—	739,741	116,509	—	—	—
DWS Latin America Equity Fund	—	123,471	59,800	(15,909)	—	—	48,018
DWS Mid Cap Value Fund	187,261	—	203,195	58,998	—	—	—
DWS RREEF Global Infrastructure Fund	—	394,300	—	—	—	—	398,302
DWS RREEF Real Estate Securities Fund	—	400,430	—	—	—	—	405,241
DWS Short Duration Fund	2,647,359	4,714,158	1,466,090	(4,762)	13,108	—	5,895,725
DWS Small Cap Core Fund	2,354,005	124,903	570,200	64,892	—	—	2,216,498
DWS Small Cap Growth Fund	—	414,151	112,400	1,500	—	—	289,529
DWS Small Cap Value Fund	—	327,443	187,400	(1,965)	—	—	104,127
DWS U.S. Bond Index Fund	16,492,615	776,862	9,735,709	(668,009)	18,925	—	7,256,701
DWS World Dividend Fund	—	359,729	57,000	(1,127)	—	—	325,127
Central Cash Management Fund	566,090	21,116,986	21,134,238	—	793	—	548,838
Total	71,562,143	45,505,918	61,936,077	(517,223)	75,718	—	58,600,501

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$25,259,664	$—	$—	$25,259,664
Exchange-Traded Funds	3,882,798	—	—	3,882,798
Bond Funds	31,752,253	—	—	31,752,253
Market Neutral Fund	769,407	—	—	769,407
Money Market Fund	548,838	—	—	548,838
Total	$62,212,960	$—	$—	$62,212,960

There have been no transfers between fair value measurement levels during the period ended May 31, 2014.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass Retirement Fund, a series of DWS Target Date Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2014